Subsequent Events (Details) - 12 months ended Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	HKD ($)
Subsequent Events [Abstract]
Equity interest	25.00%
Equity interest cash	¥ 31,251	$ 37,656